Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended			36 Months Ended
	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 USD ($) segment	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies
Net income/(loss)	$ (743)	$ (3,469)	$ (6,272)
Accumulated deficit	(30,700)	(29,957)		$ (30,700)
Cash held in bank accounts of PRC	0	5,305	0	0
Allowance of credit losses	49	6	5	49
Impairment of long-lived assets	$ 192	$ 0	$ 0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges	Asset Impairment Charges	Asset Impairment Charges
Impairment loss on intangible assets	$ 1,966	$ 0	$ 0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges	Asset Impairment Charges	Asset Impairment Charges
Interest or penalties	$ 0	$ 0	$ 0
Unrecognized tax positions	$ 0	$ 0		0
Number of reportable operating segments | segment	2	2	2
Impairment for right of use lease assets				$ 0